Intangible Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of intangible assets
Weighted Average Amortization Period (years)	2 years 9 months 18 days	3 years 4 months 24 days	4 years 2 months 12 days
Cost	$ 2,355,419	$ 2,355,419	$ 2,355,419
Accumulated Amortization	1,889,205	1,722,907	1,499,691
Net Book Value	466,214	632,512	855,728
Licenses [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	6 years	6 years 8 months 19 days	7 years 8 months 19 days
Cost	462,234	462,234	462,234
Accumulated Amortization	299,629	279,258	252,019
Net Book Value	162,605	182,976	210,215
Patents [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	2 years 1 month 6 days	2 years 7 months 6 days	3 years 3 months 18 days
Cost	1,893,185	1,893,185	1,893,185
Accumulated Amortization	1,589,576	1,443,649	1,247,672
Net Book Value	$ 303,609	$ 449,536	$ 645,513